The Eaton Vance Municipals Trust
For the Portfolios:
     Connecticut Tax Free Fund
     New Jersey Tax Free Fund
     Pennsylvania Tax Free Fund

[LOGO]

Semi-Annual Shareholder Report
July 31, 1995


Investment Adviser of State Tax Free Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of EV Traditional State Tax Free Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

Transfer Agent
The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104


Independent Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

                         CONNECTICUT TAX FREE PORTFOLIO
                    PORTFOLIO OF INVESTMENTS - JULY 31, 1995
--------------------------------------------------------------------------------
                          TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

RATINGS  (UNAUDITED)      PRINCIPAL
                             AMOUNT
               STANDARD        (000
MOODY'S        & POOR'S    OMITTED)    SECURITY                                VALUE
------------------------------------------------------------------------------------
                                       EDUCATION - 10.8%

Baa            BBB          $1,000     Connecticut HEFA, University
                                       of Hartford, 6.75%, 7/1/12        $    975,350
Baa            BBB           5,500     Connecticut HEFA, University
                                       of Hartford, 6.80%, 7/1/22           5,302,660
NR             BBB-          6,175     Connecticut HEFA, Quinnipiac
                                       College, 6.00%, 7/1/23               5,497,294
NR             BBB-          1,000     Connecticut HEFA, Sacred
                                       Heart University, 6.80%,
                                       7/1/12                               1,045,400
NR             A-            1,000     Connecticut HEFA, Sacred
                                       Heart University, 5.80%,
                                       7/1/23                                 842,940
NR             A             1,125     Connecticut HEFA, Taft
                                       School, 5.40%, 7/1/20                1,011,476
Aaa            AAA           6,000     Connecticut HEFA, Yale
                                       University, 5.929%, 6/10/30          5,929,680
                                                                         ------------
                                                                         $ 20,604,800
                                                                         ------------
                                       ESCROWED TO MATURITY - 2.4%

NR             AA-          $  650     State of Connecticut Govern-
                                       ment Obligation Bonds,
                                       6.875%, 7/15/10                   $    729,775
NR             AAA             800     Connecticut Special Tax
                                       Obligation Bonds, Transportation
                                       Infrastructure Purposes, 6.75%,
                                       6/1/11                                 906,304
A1             AA-             645     Connecticut Special Tax
                                       Obligation Bonds, Transportation
                                       Infrastructure Purposes, 6.50%,
                                       7/1/09                                 706,475
A1             AA-             300     Amity RSD No. 5 Bonds,
                                       6.80%, 6/15/08                         326,166
Baa            BBB           1,630     City of Stratford, Government
                                       Obligation Bonds, 7.30%,
                                       3/1/12                               1,869,561
                                                                         ------------
                                                                         $  4,538,281
                                                                         ------------
                                       GENERAL OBLIGATION - 6.1%

Aa1            NR           $  350     City of Avon, 4.60%,
                                       1/15/07                           $    327,159
Aa             NR              525     Town of Guilford, 4.75%,
                                       11/15/10                               476,017
Aa             NR              525     Town of Guilford, 4.75%,
                                       11/15/11                               471,466
A              AA-           2,000     City of Bridgeport, 6.125%,
                                       3/1/05                               2,073,380
Aa             AA-           1,750     State of Connecticut, Capital
                                       Appreciation Bonds, 0%,
                                       11/1/09                                781,515
AA             AA-           1,000     State of Connecticut, 5.50%,
                                       3/15/10                                983,190
AA             AA-             500     State of Connecticut, 5.50%,
                                       3/15/11                                491,235
Aa             AA            1,270     City of Danbury, 4.50%,
                                       2/1/14                               1,062,634
Aa1            NR              650     City of Farmington, 5.70%,
                                       1/15/11                                657,306
NR             BBB             500     Government of Guam, 5.40%,
                                       11/15/18                               431,735
Aa1            AA+             925     City of Norwalk Maritime
                                       Center Project Bonds, 6.05%,
                                       2/1/09                                 952,574
Baa1           A             2,000     Puerto Rico PBA Bonds, 5.50%,
                                       7/1/21                               1,832,480
NR             NR            1,000     Virgin Islands PFA Revenue
                                       Bonds, 7.25%, 10/1/18                1,031,550
                                                                         ------------
                                                                         $ 11,572,241
                                                                         ------------


                                       HEALTH CARE (NON-
                                       HOSPITAL) - 12.5%

A1             AA-          $  600     Connecticut HEFA,
                                       Nursing Home Program
                                       (NHP) (Noble Horizons),
                                       6.00%, 11/1/22                    $    586,554
A1             AA-           1,000     Connecticut HEFA, NHP
                                       (Jewish Home-Fairfield),
                                       6.25%, 11/1/20                       1,008,720
A1             AA-             655     Connecticut HEFA, NHP
                                       (St. Camillus), 6.25%, 11/1/18         661,766
A1             AA-           3,250     Connecticut HEFA, NHP (St.
                                       Joseph's Manor) 6.25%,
                                       11/1/16                              3,283,573
A1             AA-           1,365     Connecticut HEFA, NHP
                                       (Sharon Healthcare) 6.25%,
                                       11/1/14                              1,385,762
Aa3            NR            9,000     Connecticut Development
                                       Authority Health Care Bonds
                                       (Duncaster), 6.75%, 9/1/15           9,301,230
A1             AA-             720     Connecticut HEFA, NHP
                                       (Highland View), 7.00%,
                                       11/1/07                                787,975
A1             AA-             335     Connecticut HEFA, NHP
                                       (Wadsworth Glen), 7.00%,
                                       11/1/07                                366,627
A1             AA-           2,000     Connecticut HEFA, NHP
                                       (Wadsworth Glen), 7.50%,
                                       11/1/16                              2,210,800
A1             AA-           3,000     Connecticut HEFA, NHP
                                       (Windsor), 7.125%, 11/1/14           3,254,820

--------------------------------------------------------------------------------
                      TAX-EXEMPT INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

RATINGS  (UNAUDITED)      PRINCIPAL
                             AMOUNT
               STANDARD        (000
MOODY'S        & POOR'S    OMITTED)    SECURITY                                VALUE
------------------------------------------------------------------------------------
                                       HEALTH CARE (NON-
                                       HOSPITAL) - (continued)

NR             A-            1,000     Puerto Rico I. M. E. (Dr. Pila
                                       Hospital), (FHA)
                                       7.85%, 8/1/28                        1,078,190
                                                                         ------------
                                                                         $ 23,926,017
                                                                         ------------
                                       HOSPITALS - 6.0%

NR             A-           $3,770     Connecticut HEFA, William
                                       W. Backus Hospital, 6.375%,
                                       7/1/22                            $  3,748,096
Baa1           NR            9,150     Connecticut HEFA, Griffin
                                       Hospital, 5.75%, 7/1/23              7,814,009
                                                                         ------------
                                                                         $ 11,562,105
                                                                         ------------
                                       HOUSING - 8.2%

Aa             AA           $  100     Connecticut HFA Mortgage
                                       Revenue Bonds (MRB),
                                       7.40%, 11/15/99                   $    102,965
Aa             AA            1,400     Connecticut HFA, MRB,
                                       7.20%, 11/15/01                      1,473,556
Aa             AA              200     Connecticut HFA, MRB,
                                       7.00%, 11/15/09                        207,336
Aa             AA            6,200     Connecticut HFA, MRB,
                                       6.70%, 11/15/12                      6,336,524
Aa             AA              250     Connecticut HFA, MRB,
                                       6.55%, 11/15/13                        252,910
Aa             AA            1,000     Connecticut HFA, MRB,
                                       5.85%, 11/15/16                        955,420
Aa             AA              120     Connecticut HFA, MRB,
                                       7.625%, 11/15/17                       123,988
Aa             AA            1,700     Connecticut HFA, MRB,
                                       6.35%, 5/15/17                       1,674,177
Aa             AA            2,500     Connecticut HFA, MRB,
                                       6.60%, 11/15/23                      2,511,700
Aa             AA            2,000     Connecticut HFA, MRB,
                                       6.75%, 11/15/23                      2,030,000
                                                                         ------------
                                                                         $ 15,668,576
                                                                         ------------
                                       INDUSTRIAL DEVELOPMENT/
                                       POLLUTION CONTROL
                                       REVENUES - 3.0%

Aaa            AAA          $1,000     Connecticut Development
                                       Authority (Pfizer Inc.),
                                       6.55%, 2/15/13                    $  1,071,700
Aa             AA-           2,000     Connecticut Development
                                       Authority (Economic Develop-
                                       ment Projects), Revenue Bonds,
                                       6.00%, 11/15/08                      2,066,960
A1             A+            2,000     Connecticut Development
                                       Authority (New England
                                       Power Company Project),
                                       7.25%, 10/15/15                      2,142,580
Baa1           A               500     Puerto Rico Port Authority
                                       (American Airlines), 6.30%,
                                       6/1/23                                 485,275
                                                                         ------------
                                                                         $  5,766,515
                                                                         -----------
                                       INSURED AIRPORTS - 4.9%

Aaa            AAA          $8,200     State of Connecticut Airport
                                       Revenue Bonds, Bradley
                                       International Airport, (FGIC),
                                       7.65%, 10/1/12                    $  9,315,364
                                                                         ------------
                                       INSURED COLLEGE AND
                                       UNIVERSITY - 3.9%

Aaa            AAA          $  725     Connecticut HEFA, Fairfield
                                       University (MBIA), 5.00%,
                                       7/1/18                            $    636,129
Aaa            AAA           1,200     Connecticut HEFA, Connecticut
                                       College (MBIA), 6.625%,
                                       7/1/11                               1,272,948
Aaa            AAA           2,000     Connecticut HEFA, Trinity
                                       College (MBIA), 6.00%,
                                       7/1/22                               2,003,960
Aaa            AAA           1,555     Connecticut HEFA, Choate
                                       Rosemary College (MBIA),
                                       6.80%, 7/1/15 (1)                    1,683,661
Aaa            AAA             750     Connecticut HEFA, Loomis
                                       Chafee (MBIA), 6.00%,
                                       7/1/15                                 760,793
Aaa            AAA           1,000     Connecticut HEFA, Loomis
                                       Chafee (MBIA), 6.00%,
                                       7/1/25                               1,005,850
                                                                         ------------
                                                                         $  7,363,341
                                                                         ------------

                                       INSURED MISCELLANEOUS - 0.8%

Aaa            AAA          $1,750     Connecticut Municipal
                                       Electric Energy Cooperative
                                       Bonds (MBIA), 5.00%,
                                       1/1/18                            $  1,549,520
                                                                         ------------

                                       INSURED GENERAL
                                       OBLIGATIONS - 4.3%

Aaa            AAA          $1,220     Town of Bethel, (MBIA),
                                       6.50%, 2/15/09                    $  1,340,243
Aaa            AAA           2,000     City of Waterbury, Tax
                                       Revenue Bonds (FGIC),
                                       5.375%, 4/15/08                      1,984,380
Aaa            AAA             740     Town of Stratford, (MBIA),
                                       6.60%, 3/1/11                          800,924
Aaa            AAA           1,000     City of New Britain, (MBIA),
                                       6.00%, 3/1/12                        1,026,430
Aaa            AAA           1,000     Town of Plainfield, (MBIA),
                                       6.375%, 8/1/11                       1,045,430

--------------------------------------------------------------------------------
                      TAX-EXEMPT INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

RATINGS  (UNAUDITED)      PRINCIPAL
                             AMOUNT
               STANDARD        (000
MOODY'S        & POOR'S    OMITTED)    SECURITY                                 VALUE
-------------------------------------------------------------------------------------
                                       INSURED GENERAL
                                       OBLIGATIONS - (continued)

Aaa            AAA           2,120     Puerto Rico Public Improve-
                                       ment Bonds (MBIA), 5.25%,
                                       7/1/18                               1,955,446
                                                                          ------------
                                                                          $  8,152,853
                                                                          ------------
                                       INSURED HEALTHCARE - 1.3%

A1             AA-          $1,735     Connecticut HEFA, NHP
                                       (St. Joseph's Living Center),
                                       (AMBAC), 5.10%, 11/1/19            $  1,528,604
A1             AA-           1,030     Connecticut HEFA, NHP
                                       (St. Joseph's Learning Center)
                                       (AMBAC), 5.00%,
                                       11/1/09                                 951,699
                                                                          ------------
                                                                          $  2,480,303
                                                                          ------------
                                       INSURED HOSPITAL - 10.0%

Aaa            AAA          $1,000     Connecticut HEFA, Bridgeport
                                       Hospital (MBIA), 6.625%,
                                       7/1/18                             $  1,051,740
Aaa            AAA           6,750     Connecticut HEFA, St. Francis
                                       Hospital (FGIC), 5.00%,
                                       7/1/23                                5,808,172
Aaa            AAA           1,500     Connecticut HEFA, Lawrence
                                       and Memorial Hospital
                                       (MBIA),5.00%, 7/1/13                  1,345,740
Aaa            AAA           5,750     Connecticut HEFA, Lawrence
                                       and Memorial Hospital
                                       (MBIA), 5.00%, 7/1/22                 4,959,203
Aaa            AAA           1,000     Connecticut HEFA, Hospital
                                       of St. Raphael (AMBAC),
                                       6.50%,
                                       7/1/11                                1,080,700
Aaa            AAA           1,500     Connecticut HEFA, Hospital of
                                       St. Raphael (AMBAC), 6.625%,
                                       7/1/14                                1,575,585
Aaa            AAA           2,000     Connecticut HEFA, Yale-New
                                       Haven Hospital (MBIA), 6.50%,
                                       7/1/12                                2,093,380
Aaa            AAA           1,200     Connecticut HEFA, Yale-New
                                       Haven Hospital (MBIA), 7.10%,
                                       7/1/25                                1,297,800
                                                                          ------------
                                                                          $ 19,212,320
                                                                          ------------
                                       INSURED SOLID WASTE - 0.7%

Aaa            AAA          $1,275     Connecticut Resources Recovery
                                       Authority Mid-Connecticut
                                       System Bonds (MBIA), 7.30%,
                                       10/15/12                           $  1,343,161
                                                                          ------------
                                       INSURED SPECIAL TAX - 0.7%

               AAA          $1,500     State of Connecticut Special
                                       Tax Obligation Bonds (STOB)
                                       (FGIC), 5.00%, 10/1/13             $  1,342,950
                                                                          ------------
                                       INSURED WATER
                                       AND SEWER - 3.3%

Aaa            AAA          $1,750     Connecticut Development
                                       Authority Water Facilities Bonds,
                                       Connecticut Water Company
                                       (AMBAC), (AMT), 5.875%,
                                        9/1/22                            $  1,689,048
Aaa            AAA           1,150     Connecticut Development
                                       Authority Water Facilities
                                       Bonds, Connecticut Water
                                       Company (AMBAC),(AMT),
                                       5.75%, 7/1/28                         1,086,853
Aaa            AAA           3,460     South Central Connecticut,
                                       Regional Water Authority
                                       Bonds (FGIC), 5.75%,
                                       8/1/12                                3,445,122
                                                                          ------------
                                                                          $  6,221,023
                                                                          ------------
                                       SOLID WASTE - 8.1%

A              NR           $2,500     Bristol Resource Recovery
                                       Facility Operating Committee,
                                       (Ogden Martin Systems),
                                       6.50%, 7/1/14                      $  2,570,800
A2             A+            1,000     Connecticut Resources
                                       Recovery Authority (American
                                       REF-FUEL Company),
                                       (AMT), 8.10%, 11/15/15                1,104,660
A2             A+              450     Connecticut Resources
                                       Recovery Authority (American
                                       REF-FUEL Company),
                                       (AMT), 8.00%, 11/15/15                  495,760
A2             A+            4,250     Connecticut Resources
                                       Recovery Authority (American
                                       REF-FUEL Company),
                                       (AMT), 6.45%, 11/15/22                4,252,805
NR             A             7,970     Eastern Connecticut Resource
                                       Recovery Authority, (Wheela-
                                       brator Lisbon), 5.50%,
                                       1/1/20                                7,000,609
                                                                          ------------
                                                                          $ 15,424,634
                                                                          ------------
                                       SPECIAL TAX - 2.7%

A1             AA-          $1,000     State of Connecticut STOB,
                                       4.40%, 10/1/04                     $    948,510
A1             AA-           1,000     State of Connecticut STOB,
                                       5.40%, 9/1/10                           968,880
A1             AA-           3,180     State of Connecticut STOB,
                                       6.125%, 9/1/12                        3,273,460
                                                                          ------------
                                                                          $  5,190,850
                                                                          ------------

--------------------------------------------------------------------------------
                      TAX-EXEMPT INVESTMENTS - (continued)
--------------------------------------------------------------------------------

RATINGS  (UNAUDITED)      PRINCIPAL
                             AMOUNT
               STANDARD        (000
MOODY'S        & POOR'S    OMITTED)    SECURITY                                    VALUE
----------------------------------------------------------------------------------------
                                       STUDENT LOANS - 1.4%

A1             NR           $  455     Connecticut Higher Education
                                       Supplemental Loan Authority
                                       (CHESLA) Revenue Bonds
                                       (AMT), 7.375%, 11/15/05            $    477,313

A1             NR            1,350     CHESLA Revenue Bonds
                                       (AMT), 6.20%, 11/15/09                1,355,279
A1             NR              910     CHESLA Revenue Bonds
                                       (AMT), 7.50%, 11/15/10                  960,141
                                                                          ------------
                                                                          $  2,792,733
                                                                          ------------
                                       TRANSPORTATION - 2.4%

Baa1           A            $4,465     Puerto Rico Highway and
                                       Transportation Authority
                                       Bonds, 5.50%, 7/1/15               $  4,172,900
Baa1           A               500     Puerto Rico Highway and
                                       Transportation Authority
                                       Bonds, 5.50%, 7/1/15                    467,290
                                                                          ------------
                                                                          $  4,640,190
                                                                          ------------
                                       UTILITY - 4.3%

NR             BBB          $1,100     Guam Power Authority
                                       Revenue Bonds, 6.625%,
                                       10/1/14                            $  1,115,015
NR             BBB           3,625     Guam Power Authority
                                       Revenue Bonds, 6.30%,
                                       10/1/22                               3,532,671
NR             NR            3,500     Virgin Islands Water and
                                       Power Authority, Electric
                                       Revenue System Bonds,
                                       7.40%, 7/1/11                         3,646,055
                                                                          ------------
                                                                          $  8,293,741
                                                                          ------------
                                       WATER & SEWER
                                       REVENUE -  2.2%

Aa             AA           $1,250     State of Connecticut Clean
                                       Water Fund Revenue Bonds,
                                       6.00%, 10/1/12                     $  1,286,438
Aa             AA            1,000     State of Connecticut Clean
                                       Water Fund Revenue Bonds,
                                       5.80%, 6/1/16                           996,310
NR             A+            2,225     Connecticut Development
                                       Authority Water Facilities,
                                       (Stamford Water Company),
                                       5.30%, 9/1/28                         2,010,243
                                                                          ------------
                                                                          $  4,292,991
                                                                          ------------
TOTAL TAX-EXEMPT INVESTMENTS
(IDENTIFIED COST, $192,808,845)                                           $191,254,509
                                                                          ============

(1) Security has been segregated to cover margin requirements for open financial futures contracts.


The Portfolio primarily invests in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1995, 30.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.6% to 14.2% of total investments.


                       See notes to financial statements

                         NEW JERSEY TAX FREE PORTFOLIO
                    PORTFOLIO OF INVESTMENTS - JULY 31, 1995

--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

RATINGS  (UNAUDITED)             PRINCIPAL
                                    AMOUNT
                 STANDARD             (000
MOODY'S          & POOR'S         OMITTED)         SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------------------------
                                                   COGENERATION- 5.0%

NR               NR               $15,750          New Jersey Economic
                                                   Development Authority,
                                                   Vineland Cogeneration
                                                   Limited Partnership, (AMT),
                                                   7.875%, 6/1/19                                     $ 16,904,475
NR               BB+                3,370          New Jersey Economic Devel-
                                                   opment Authority, Trigen-
                                                   Trenton Project, (AMT),
                                                   6.10%, 12/1/04                                        3,346,039
                                                                                                      ------------
                                                                                                      $ 20,250,514
                                                                                                      ------------
                                                   EDUCATION- 3.5%

Baa1             BBB              $ 2,480          New Jersey Educational
                                                   Facilities Authority, Seton
                                                   Hall University, 7.00%,
                                                   7/1/21                                             $  2,618,235
Aa1              AA+                1,000          New Jersey Educational
                                                   Facilities Authority,
                                                   Princeton Theological
                                                   Seminary, 6.375%, 7/1/22                              1,034,580
NR               NR                 8,800          New Jersey State Higher
                                                   Education Assistance Authority,
                                                   (AMT), 0%, 7/1/20                                     3,042,952
NR               BBB-               1,760          Puerto Rico Industrial, Tourist,
                                                   Educational, Medical and
                                                   Environmental Authority,
                                                   Polytechnic University, 5.70%,
                                                   8/1/13                                                1,620,626
NR               BBB-               1,310          Puerto Rico Industrial, Tourist,
                                                   Educational, Medical and
                                                   Environmental Authority,
                                                   Polytechnic University,
                                                   5.50%, 8/1/24                                         1,139,988
R                BBB-               1,000          Puerto Rico Industrial, Tourist,
                                                   Educational, Medical and
                                                   Environmental Authority,
                                                   Polytechnic University,
                                                   6.50%, 8/1/24                                           999,990
A1               AA                 2,500          Rutgers, The State University
                                                   of New Jersey, 6.85%, 5/1/21                          2,658,400
A                AA                 1,000          University of Medicine and
                                                   Dentistry of New Jersey,
                                                   7.20%, 12/1/19                                        1,089,280
                                                                                                      ------------
                                                                                                      $ 14,204,051
                                                                                                      ------------
                                                   ESCROWED - 0.8%

Aaa              AAA              $   870          The City of Newark, New
                                                   Jersey, (AMBAC), 7.375%,
                                                   10/1/07                                            $    985,440
NR               NR                 2,000          County of Passaic, New
                                                   Jersey, 6.70%, 9/1/13                                 2,207,360
                                                                                                      ------------
                                                                                                      $  3,192,800
                                                                                                      ------------
                                                   GENERAL OBLIGATIONS - 13.3%

NR               BBB              $ 9,745          Government of Guam,
                                                   5.40%, 11/15/18                                    $  8,414,515
NR               A+                 5,000          The Hudson County
                                                   Improvement Authority,
                                                   6.625%, 8/1/25                                        5,235,950
Aa1              NR                 3,000          Mercer County Improvement
                                                   Authority Solid Waste, 0%,
                                                   4/1/10                                                1,299,240
Baa1             A                  1,990          Commonwealth of Puerto
                                                   Rico, 6.45%, 7/1/17                                   2,083,530
Baa1             A                  5,000          Commonwealth of Puerto
                                                   Rico, 6.50%, 7/1/23                                   5,234,400
Baa              BBB                5,645          The Commonwealth of
                                                   Puerto Rico Aqueduct
                                                   and Sewer Authority, 7.875%,
                                                   07/1/17                                               6,253,305
Baa1             A                  3,250          Puerto Rico Public
                                                   Buildings Authority, Public
                                                   Education and Health
                                                   Facilities, 5.75%, 7/1/15                             3,119,675
Baa1             A                  5,125          Puerto Rico Public Buildings
                                                   Authority, Public Education
                                                   and Health Facilities, 5.50%,
                                                   7/1/21                                                4,695,730
Baa1             A                  2,075          Puerto Rico Public
                                                   Buildings Authority, Public
                                                   Education and Health
                                                   Facilities, 5.75%, 7/1/16                             1,977,932
NR               NR                14,850          Virgin Islands Public Finance
                                                   Authority, 7.25%, 10/1/18                            15,318,517
                                                                                                      ------------
                                                                                                      $ 53,632,794
                                                                                                      ------------
                                                   HEALTH CARE (NON-
                                                   HOSPITAL) - 3.0%

NR               BBB              $   615          New Jersey Economic
                                                   Development Authority
                                                   Cadbury Corporation, 7.50%,
                                                   7/1/21                                             $    593,875
NR               BBB                  300          New Jersey Economic
                                                   Development Authority
                                                   Cadbury Corporation,
                                                   8.70%, 7/1/07                                           319,896

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

RATINGS  (UNAUDITED)             PRINCIPAL
                                    AMOUNT
                 STANDARD             (000
MOODY'S          & POOR'S         OMITTED)         SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------------------------
                                                   HEALTH CARE (NON-
                                                   HOSPITAL) - (continued)

NR               NR                 1,400          New Jersey Economic
                                                   Development Authority,
                                                   Claremont Health System,
                                                   9.10%, 9/1/22                                         1,465,632
NR               NR                 2,500          New Jersey Economic
                                                   Development Authority
                                                   Victoria Health Corporation,
                                                   7.65%, 1/1/14                                         2,372,700
NR               NR                 4,000          New Jersey Economic
                                                   Development Authority
                                                   Keswick Pines Project,
                                                   8.75%, 1/1/24                                         3,991,120
NR               NR                 3,630          New Jersey Economic
                                                   Development Authority
                                                   Forsgate Project, 8.625%
                                                   6/1/25                                                3,410,857
                                                                                                      ------------
                                                                                                      $ 12,154,080
                                                                                                      ------------
                                                   HOSPITALS - 6.6%

Aa               AAA              $10,790          New Jersey Health Care
                                                   Facilities Financing Authority,
                                                   Barnert Hospital, (FHA),
                                                   6.80%, 8/1/19                                      $ 11,298,209
A                A-                 2,300          New Jersey Health Care
                                                   Facilities Financing Authority,
                                                   Atlantic City Medical Center,
                                                   6.80%, 7/1/11                                         2,417,300
Baa1             NR                 3,100          New Jersey Health Care
                                                   Facilities Financing Authority,
                                                   Deborah Heart and Lung
                                                   Center, 6.30%, 7/1/23                                 3,047,796
Baa              NR                 2,000          New Jersey Health Care
                                                   Facilities Financing Authority,
                                                   Southern Ocean County
                                                   Hospital, 6.25%, 7/1/23                               1,842,100
A                A-                 9,659          New Jersey Health Care
                                                   Facilities Financing Authority,
                                                   Chilton Memorial Hospital,
                                                   5.00%, 7/1/13                                         8,175,866
                                                                                                      ------------
                                                                                                      $ 26,781,271
                                                                                                      ------------
                                                   HOUSING - 4.4%

Aa               AA               $ 1,250          New Jersey Building
                                                   Authority, 7.20%,
                                                   6/15/13                                            $  1,357,438
Aa               AA-                2,591          New Jersey Building
                                                   Authority, Garden State
                                                   Savings, 0%, 6/15/10                                  1,105,813
NR               AAA                3,700          New Jersey Housing and
                                                   Mortgage Finance Agency,
                                                   Presidential Plaza, (FHA),
                                                   7.00%, 5/1/30                                         3,832,793
NR               AAA                2,000          New Jersey Housing and
                                                   Mortgage Finance Agency,
                                                   Presidential Plaza, (FHA),
                                                   6.95%, 5/1/13                                         2,084,940
NR               AA+                1,000          New Jersey Housing and
                                                   Mortgage Finance Agency,
                                                   Section 8, 7.10%, 11/1/12                             1,040,920
NR               AA+                1,975          New Jersey Housing and
                                                   Mortgage Finance Agency,
                                                   Section 8, 7.10%, 11/1/11                             2,055,817
NR               AA+                1,250          New Jersey Housing and
                                                   Mortgage Finance Agency,
                                                   Rental Housing, (AMT),
                                                   7.25%, 11/1/22                                        1,287,025
NR               A+                 1,000          New Jersey Housing and
                                                   Mortgage Finance Agency,
                                                   Rental Housing, (AMT),
                                                   7.10%, 5/1/22                                         1,029,330
NR               A+                 3,715          New Jersey Housing and
                                                   Mortgage Finance Agency,
                                                   6.60%, 11/1/14                                        3,773,511
Aaa              AAA                  300          Puerto Rico Housing
                                                   Finance Corporation
                                                   Mortgage Revenue(GNMA),
                                                   6.85%, 10/15/23                                         310,209
                                                                                                      ------------
                                                                                                      $ 17,877,796
                                                                                                      ------------
                                                   INDUSTRIAL DEVELOPMENT/
                                                   POLLUTION CONTROL - 5.0%

NR               NR               $ 2,000          Middlesex County Pollution
                                                   Control Financing Authority,
                                                   Amerada Hess Corporation,
                                                   7.875%, 6/1/22                                     $  2,238,020
NR               NR                 4,000          Middlesex County Pollution
                                                   Control Financing Authority,
                                                   Amerada Hess Corporation
                                                   6.875%, 12/1/22                                       4,168,480
Aa1              NR                 3,000          New Jersey Economic
                                                   Development Authority,
                                                   Garden State Paper Company,
                                                   (AMT), 7.125%, 4/1/22                                 3,124,320
NR               NR                 2,000          New Jersey Economic
                                                   Development Authority,
                                                   The Seeing Eye, Inc., 7.30%,
                                                   4/1/11                                                2,123,560
NR               BBB                1,160          New Jersey Economic
                                                   Development Authority
                                                   National Association of
                                                   Accountants, Inc. 7.65%,
                                                   7/1/09                                                1,241,583
NR               AA-                3,300          New Jersey Economic
                                                   Development Authority, Oak
                                                   Grove Associates, 6.125%,
                                                   12/1/06                                               3,401,937

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

RATINGS  (UNAUDITED)             PRINCIPAL
                                    AMOUNT
                 STANDARD             (000
MOODY'S          & POOR'S         OMITTED)         SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------------------------
                                                   INDUSTRIAL DEVELOPMENT/
                                                   POLLUTION CONTROL - (continued)

Baa1             A-                 2,135          New Jersey Economic
                                                   Development Authority
                                                   GATX Terminals Corporation,
                                                   7.30%, 9/1/19                                         2,349,098
Aa3              AA-                1,300          Puerto Rico Industrial,
                                                   Medical and Environmental
                                                   Pollution Control
                                                   Authority, Motorola, Inc.,
                                                   6.75%, 1/1/14                                         1,375,712
                                                                                                      ------------
                                                                                                      $ 20,022,710
                                                                                                      ------------
                                                   INSURED EDUCATION - 0.5%

Aaa              AAA              $ 2,000          New Jersey State Educational
                                                   Facilities Authority Seton Hall
                                                   University, (BIGI), 6.85%,
                                                   7/1/19                                             $  2,106,540
                                                                                                      ------------
                                                   INSURED HOSPITALS - 1.4%

Aaa              AAA              $ 1,310          New Jersey Health Care
                                                   Facilities Financing Authority,
                                                   Hackensack Medical Center,
                                                   (FGIC), 6.625%, 7/1/17                             $  1,372,631
Aaa              AAA                2,000          New Jersey Health Care
                                                   Facilities Financing Authority,
                                                   Hackensack Medical Center,
                                                   (FGIC), 6.25%, 7/1/21                                 2,033,380
Aa               AA-                  480          New Jersey Health Care
                                                   Facilities Financing Authority,
                                                   Cathedral Health Services,
                                                   (MBIA), 7.25%, 2/15/10                                  522,144
Aa               AA-                1,570          New Jersey Health Care
                                                   Facilities Financing Authority,
                                                   Cathedral Health Services,
                                                   (MBIA), 7.25%, 2/15/21                                1,700,059
                                                                                                      ------------
                                                                                                      $  5,628,214
                                                                                                      ------------
                                                   INSURED HOUSING - 1.3%

Aaa              AAA              $ 1,410          New Jersey Housing and
                                                   Mortgage Finance Agency,
                                                   (MBIA), 7.375%, 10/1/17                            $  1,468,007
Aaa              AAA                1,760          New Jersey Housing and
                                                   Mortgage Finance Agency,
                                                   (AMT), (MBIA), 7.70%,
                                                   10/1/29                                               1,847,402
Aaa              AAA                1,745          Pennsauken Township
                                                   Housing Finance
                                                   Corporation,(MBIA),
                                                   8.00%, 4/1/11                                         1,836,665
                                                                                                      ------------
                                                                                                      $  5,152,074
                                                                                                      ------------
                                                   INSURED LEASE REVENUE - 5.8%

Aaa              AAA              $ 3,900          County of Atlantic, New
                                                   Jersey, Public Facilities
                                                   Lease Agreement,(FGIC),
                                                   6.00%, 3/1/13                                      $  4,011,072
Aaa              AAA                1,750          County of Hudson, New
                                                   Jersey Correctional Facility,
                                                   (MBIA), 6.50%,
                                                   12/1/11                                               1,842,925
Aaa              AAA                6,240          County of Hudson, New
                                                   Jersey Correctional Facility,
                                                   (MBIA), 6.60%,
                                                   12/1/21                                               6,537,648
Aaa              AAA                2,500          County of Hudson, New
                                                   Jersey Improvement Authority,
                                                   Secondary Yield Curve
                                                   Notes, (FGIC), Variable,
                                                   12/1/25 (1)                                           2,507,900
Aaa              AAA                1,800          County of Middlesex, New
                                                   Jersey Certificates of
                                                   Participation, (MBIA),
                                                   6.125%, 2/15/19                                       1,835,622
Aaa              AAA                5,000          New Jersey Builders
                                                   (AMBAC), 5%,
                                                   6/15/13                                               4,506,800
Aaa              AAA                2,225          University of Medicine and
                                                   Dentistry Certificates of
                                                   Participation, (MBIA), 6.75%,
                                                   12/1/09                                               2,359,590
                                                                                                      ------------
                                                                                                      $ 23,601,557
                                                                                                      ------------
                                                   INSURED SOLID WASTE - 0.5%

Aaa              AAA              $ 2,000          The Mercer County
                                                   Improvement Authority,
                                                   Solid Waste Revenue, (AMT),
                                                   (FGIC), 6.70%, 04/1/13                             $  2,118,200
                                                                                                      ------------
                                                   INSURED SPECIAL TAX - 0.8%

Aaa              AAA              $ 3,375          New Jersey Economic
                                                   Development Authority,
                                                   Market Transition Facility,
                                                   (MBIA), 5.875%, 7/1/11                             $  3,386,914
                                                                                                      ------------
                                                   INSURED TRANSPORTATION - 4.1%

Aaa              AAA              $ 2,000          The Delaware River and
                                                   Bay Authority, (MBIA),
                                                   4.75%, 1/1/24                                      $  1,660,900
Aaa              AAA                5,000          New Jersey Turnpike
                                                   Authority ORITESO, (MBIA),
                                                   Variable, 1/1/16 (1)                                  5,744,000
Aaa              AAA                8,450          New Jersey Turnpike
                                                   Authority (MBIA), 6.50%,
                                                   1/1/16                                                9,162,335
                                                                                                      ------------
                                                                                                      $ 16,567,235
                                                                                                      ------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUTED)
--------------------------------------------------------------------------------

RATINGS          (UNAUDITED)     PRINCIPAL
                                    AMOUNT
                 STANDARD             (000
MOODY'S          & POOR'S         OMITTED)         SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------------------------
                                                   INSURED UTILITIES - 3.9%

Aaa              AAA              $ 2,750          New Jersey Economic
                                                   Development Authority,
                                                   New Jersey  American Water
                                                   Co., (AMT), (FGIC), 6.875%,
                                                   11/1/34                                            $  2,912,058
Aaa              AAA               13,500          Salem County, Public Service
                                                   Electric and Gas, (MBIA),
                                                   5.55%, 11/1/33                                       12,629,790
                                                                                                      ------------
                                                                                                      $ 15,541,848
                                                                                                      ------------
                                                   INSURED WATER & SEWER - 5.0%

Aaa              AAA              $ 6,500          Landis New Jersey Sewerage
                                                   Authority, Linked OCARSO,
                                                   (FGIC), 5.65% , 9/19/19                            $  6,248,970
Aaa              AAA                2,500          Middlesex County Utilities
                                                   Authority, Sewer Revenue
                                                   (MBIA), Variable,
                                                   8/15/10 (1)                                           2,645,425
Aaa              AAA                2,000          Township of Monroe, New
                                                   Jersey Municipal Utilities
                                                   Authority (MBIA), 5.50%,
                                                   2/1/17                                                1,882,380
Aaa              AAA                1,250          New Jersey Economic
                                                   Development Authority,
                                                   Middlesex Water Company,
                                                   (AMBAC), 5.20%, 10/1/22                               1,107,550
Aaa              AAA                1,650          New Jersey Economic
                                                   Development Authority,
                                                   Hackensack Water Company,
                                                   (MBIA), 5.80%, 3/1/24                                 1,607,248
Aaa              AAA                1,270          Passaic Valley Water
                                                   Commissioners, (FGIC),
                                                   5.00%, 12/15/22                                       1,100,214
Aaa              AAA                6,130          West New York, New Jersey
                                                   Municipal Utilities Authority,
                                                   (FGIC), 5.125%,
                                                   12/15/17                                              5,480,772
                                                                                                      ------------
                                                                                                      $ 20,072,559
                                                                                                      ------------
                                                   LEASE/CERTIFICATE
                                                   OF PARTICIPATION - 3.7%

Baa1             A-               $   720          County of Atlantic, New
                                                   Jersey Public Facilities Lease
                                                   Agreement, 8.875%,
                                                   1/15/14                                            $    929,902
Baa1             A-                   785          County of Atlantic, New
                                                   Jersey Public Facilities Lease
                                                   Agreement, 8.875%,
                                                   1/15/15                                               1,015,043
A1               NR                 1,000          Township of Bedminster,
                                                   New Jersey Board of
                                                   Education, 7.125%,
                                                   9/1/10                                                1,092,370
Aa               AA-                1,000          Mercer County Improvement
                                                   Authority, Richard J. Hughes
                                                   Justice Complex, 6.05%,
                                                   1/1/14                                                1,000,510
Aa               AA-                2,000          Mercer County Improvement
                                                   Authority, Richard J. Hughes
                                                   Justice Complex, 6.05%,
                                                   1/1/15                                                2,001,020
Aa               AA-                1,500          Mercer County Improvement
                                                   Authority, Richard J. Hughes
                                                   Justice Complex, 6.05%,
                                                   1/1/16                                                1,500,465
Aa               AA-                1,500          Mercer County Improvement
                                                   Authority, Richard J. Hughes
                                                   Justice Complex, 6.05%,
                                                   1/1/17                                                1,500,465
Aa               AA-                5,420          New Jersey Building
                                                   Authority, 5.00%,
                                                   6/15/16                                               4,785,210
NR               A+                 1,000          New Jersey Economic
                                                   Development Authority,
                                                   Performing Arts Center Site
                                                   Acquisition, 6.75%, 6/15/12                           1,049,580
                                                                                                      ------------
                                                                                                      $ 14,874,565
                                                                                                      ------------
                                                   MISCELLANEOUS - 4.0%

A1               A+               $ 1,650          New Jersey Economic
                                                   Development Authority
                                                   Economic Recovery Fund
                                                   0%, 9/15/09                                        $    727,089
A1               A+                 5,500          New Jersey Economic
                                                   Development Authority
                                                   Economic Recovery Fund
                                                   0%, 3/15/13                                           1,911,525
NR               NR                 7,600          New Jersey Sports and
                                                   Exposition Authority,
                                                   Monmouth Park, 8.00%,
                                                   1/1/25                                                8,251,167
Aa               NR                 6,000          New Jersey Sports and
                                                   Exposition Authority,
                                                   5.20%, 1/1/20                                         5,318,580
                                                                                                      ------------
                                                                                                      $ 16,208,361
                                                                                                      ------------
                                                   SOLID WASTE - 6.8%

Baa              NR               $ 3,655          The Atlantic County Utilities
                                                   Authority, Solid Waste Revenue,
                                                   7.125%, 3/1/16                                     $  3,641,001
Ba               BBB+               6,125          Pollution Control Financing
                                                   Authority of Camden
                                                   County, (AMT), 7.50%,
                                                   12/1/09                                               6,237,639
Ba               NR                 5,975          Mercer County Improvement
                                                   Authority, Solid Waste
                                                   System Revenue (AMT),
                                                   0%, 4/1/14                                            1,548,003

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

RATINGS  (UNAUDITED)             PRINCIPAL
                                    AMOUNT
                 STANDARD             (000
MOODY'S          & POOR'S         OMITTED)         SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------------------------
                                                   SOLID WASTE - (continued)

Ba               NR                 6,000          Mercer County Improvement
                                                   Authority, Solid Waste System
                                                   Revenue (AMT), 0%, 4/1/15                             1,445,940
Ba               NR                 3,000          Mercer County Improvement
                                                   Authority, Solid Waste System
                                                   Revenue (AMT), 0%, 4/1/16                               672,510
Ba               NR                 1,500          Passaic County Utilities
                                                   Authority Solid Waste System
                                                   Revenue, 7.00%, 11/15/07                              1,485,795
NR               A-                11,930          Union County, New Jersey
                                                   Utilities Authority, Solid Waste
                                                   Revenue, (AMT), 7.20%,
                                                   6/15/14                                              12,411,376
                                                                                                      ------------
                                                                                                      $ 27,442,264
                                                                                                      ------------
                                                   SPECIAL TAX - 0.2%

Baa1             BBB+             $   550          Puerto Rico Infrastructure
                                                   Financing Authority, 7.90%,
                                                   7/1/07                                             $    607,574
                                                                                                      ------------
                                                   TRANSPORTATION - 15.1%

NR               BBB              $ 1,250          Guam Airport Authority,
                                                   (AMT), 6.60%, 10/1/10                              $  1,263,675
NR               BBB                1,400          Guam Airport Authority,
                                                   6.50%, 10/1/23                                        1,390,886
NR               BBB                2,000          Guam Airport Authority
                                                   (AMT), 6.70%, 10/1/23                                 1,999,740
A1               AA-                3,705          The Port Authority of New
                                                   York and New Jersey, 5.25%,
                                                   7/15/14                                               3,396,706
A1               AA-                9,500          The Port Authority of New
                                                   York and New Jersey,
                                                   7.35%, 10/1/27 (2)                                   10,438,315
A1               AA-                2,645          The Port Authority of New
                                                   York and New Jersey, 6.75%,
                                                   8/1/26                                                2,792,194
A1               AA-                5,000          The Port Authority of New
                                                   York and New Jersey, (AMT),
                                                   6.25%, 1/15/27                                        4,999,750
A1               AA-                9,000          The Port Authority of New
                                                   York and New Jersey, 6.125%,
                                                   6/1/94                                                8,962,560
A1               AA-                5,000          The Port Authority of New
                                                   York and New Jersey,
                                                   5.375%, 3/1/28                                        4,561,400
Baa1             BB                 5,100          The Port Authority of
                                                   New York and New Jersey,
                                                   Delta Air Lines Inc., 6.95%,
                                                   6/1/08                                                5,356,428
Baa1             A                  2,135          Puerto Rico Highway and
                                                   Transportation Authority,
                                                   6.625%, 7/1/12                                        2,216,963
Baa1             A                  3,000          Puerto Rico Highway and
                                                   Transportation Authority,
                                                   5.25%, 7/1/21                                         2,638,110
Baa1             A                  4,100          Puerto Rico Highway and
                                                   Transportation Authority,
                                                   6.625%, 7/1/18                                        4,243,131
Baa3             BB+                5,550          Puerto Rico Port Authority,
                                                   American Airlines, (AMT),
                                                   6.30%, 6/1/23                                         5,386,553
NR               A+                 1,115          South Jersey Port Corpora-
                                                   tion, New Jersey Marine
                                                   Terminal, 6.875%, 1/1/20                              1,147,224
                                                                                                      ------------
                                                                                                      $ 60,793,635
                                                                                                      ------------
                                                   UTILITY - 2.8%

NR               BBB              $   100          Guam Power Authority,
                                                   5.25%, 10/1/13                                     $     88,727
NR               BBB                1,500          Guam Power Authority,
                                                   5.25%, 10/1/23                                        1,267,485
NR               BBB                2,000          Guam Power Authority,
                                                   6.75%, 10/1/24                                        2,031,080
A3               BBB+                 625          New Jersey Economic
                                                   Development Authority,
                                                   Elizabethtown Gas Co.,
                                                   (AMT), 6.75%, 10/1/21                                   632,337
A2               A                  1,455          New Jersey Economic
                                                   Development Authority,
                                                   Natural Gas Facilities,
                                                   (AMT), 7.05%, 3/1/16                                  1,542,387
Baa1             A-                   460          Puerto Rico Electric
                                                   Power Authority,
                                                   7.125%, 7/1/14                                          498,801
NR               NR                 5,105          Virgin Islands Water and
                                                   Power Authority, Electric
                                                   System Revenue, 7.40%,
                                                   7/1/11                                                5,318,032
                                                                                                      ------------
                                                                                                      $ 11,378,849
                                                                                                      ------------
                                                   WATER & SEWER - 2.5%

A1               AA-              $ 2,000          Gloucester County Utilites
                                                   Authority, 6.50%, 1/1/21                           $  2,062,600
A3               A                  3,250          New Jersey Economic
                                                   Development Authority,
                                                   Elizabethtown Water
                                                   Revenue, (AMT), 6.70%,
                                                   8/1/21                                                3,394,853
Aa               AA                 1,400          New Jersey Wastewater
                                                   Treatment Trust,
                                                   7.25%, 5/15/08                                        1,511,230
Aa               AA                 1,000          New Jersey Wastewater
                                                   Treatment Trust, 6.875%,
                                                   6/15/09                                               1,090,310

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

RATINGS  (UNAUDITED)             PRINCIPAL
                                    AMOUNT
                 STANDARD             (000
MOODY'S          & POOR'S         OMITTED)         SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------------------------
                                                   WATER & SEWER - (continued)

Aa               AA                   250          New Jersey Wastewater
                                                   Treatment Trust, 7.00%,
                                                   6/15/10                                                 273,342
Aa               AA                 1,000          New Jersey Wastewater
                                                   Treatment Trust, 6.00%
                                                   7/1/10                                                1,022,020
A1               AA                   500          The Somerset Raritan
                                                   Valley Sewerage Authority
                                                   6.75%, 7/1/10                                           534,655
                                                                                                      ------------
                                                                                                      $  9,889,010
                                                                                                      ------------

TOTAL TAX-EXEMPT INVESTMENTS
(IDENTIFIED COST, $389,842,758)                                                                       $403,485,415
                                                                                                      ============


(1) The above designated securites have been issued as inverse floater bonds.

(2) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio primarily invests in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1995, 27.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.1% to 14.5% of total investments.


                       See notes to financial statements.

                        PENNSYLVANIA TAX FREE PORTFOLIO
                    PORTFOLIO OF INVESTMENTS - JULY 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

RATINGS (UNAUDITED)     PRINCIPAL
                           AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)          SECURITY                                VALUE
----------------------------------------------------------------------------------------
                                           COGENERATION - 5.3%
NR       NR               $12,000          Pennsylvania Economic
                                           Development Authority,
                                           Northampton Generating
                                           Project, (AMT), 6.50%,
                                           1/1/13                             $11,599,320

NR       BBB-               9,000          Pennsylvania Economic
                                           Development Authority,
                                           Colver Project,(AMT),
                                           7.125%, 12/1/15                      9,437,490

NR       BBB-               5,000          Pennsylvania Economic
                                           Development Authority,
                                           Colver Project, (AMT),
                                           7.15%, 12/1/18                       5,212,250
                                                                              -----------
                                                                              $26,249,060
                                                                              -----------
                                           EDUCATION -5.3%

NR       BBB              $ 4,865          Erie Higher Education
                                           Building Authority, Mercy-
                                           hurst College, 5.75%,
                                           3/15/20                            $ 4,370,132

Baa1     NR                 1,500          Latrobe, Saint Vincent
                                           College, 6.75%, 5/1/24
                                                                                1,535,460
NR       AAA                2,000          Lehigh County, Allentown
                                           College of St. Francis, 6.75%,
                                           12/15/12                             2,129,440

Aa       AA                 3,700          Pennsylvania, University
                                           of Pennsylvania, 6.625%,
                                           1/1/17                               3,733,041

NR       A-                 4,225          Scranton-Lackawanna,
                                           Pennsylvania University,
                                           University of Scranton,
                                           6.40%, 3/1/07                        4,368,185

NR       AA                 9,700          Swarthmore Borough,
                                           Swathmore College, 6.00%,
                                           9/15/20                              9,649,366
                                                                              -----------
                                                                              $25,785,624
                                                                              -----------
                                           ESCROWED - 6.5%

Aaa      AAA              $ 5,600          Berks County, GO, (FGIC),
                                           Variable, 11/15/20(1)              $ 6,412,000

Aaa      A-                 1,750          Chester County, HEFA,
                                           Bryn Mawr Hospitals, 6.75%,
                                           7/1/14                               1,990,468

Aaa      AAA                3,195          Derry Township School
                                           District, GO, (AMBAC),
                                           6.20%, 9/1/08                        3,430,951

Aaa      AAA                2,000          Doylestown Hospital
                                           Authority, Doylestown
                                           Hospital, (AMBAC), 6.90%,
                                           7/1/19                               2,219,120

Aaa      AAA                1,405          Lycoming County, GO,
                                           (FGIC), 6.40%, 8/15/11               1,540,765

Aaa      AAA                  945          Lycoming County, GO,
                                           (FGIC), 6.40%, 8/15/11               1,036,315

NR       A-                 1,000          Pennsylvania, HEFA, Elizabeth
                                           College, 7.25%, 6/15/11              1,150,140

NR       A-                 6,900          Pennsylvania IDA, Economic
                                           Development, 7.00%, 1/1/11           7,853,649

NR       A-                 5,155          Philadelphia, Hospital and
                                           Higher Education Facility
                                           Authority, Presbyterian
                                           Medical Center, 6.50%,
                                           12/1/11                              5,646,684

Aaa      AAA                  500          York County Hospital
                                           Authority, York Hospital,
                                           (AMBAC), 7.00%, 7/1/21                 565,985
                                                                              -----------
                                                                              $31,846,077
                                                                              -----------
                                           GENERAL OBLIGATIONS - 4.8%

NR       A                $ 4,725          Chester Upland School
                                           District, 6.375%, 9/1/12           $ 4,828,383

NR       A                  3,000          Chester Upland School
                                           Distict, 6.375%, 9/1/21              3,038,070

A1       AA-                  465          Commonwealth of Penn-
                                           sylvania, 6.75%, 1/1/07                498,182

A1       AA-                  500          Commonwealth of Penn-
                                           sylvania, 6.75%, 1/1/08                534,465

A1       AA-                5,435          Commonwealth of Penn-
                                           sylvania, 6.50%,
                                           11/1/09                              5,729,251

A1       AA-                2,000          Commonwealth of Penn-
                                           sylvania, 6.375%,
                                           9/15/12                              2,074,740

NR       A                  3,000          Dauphin County,
                                           6.90%, 6/2/26                        3,166,320

A1       A+                 2,050          Lower Providence Township
                                           Sewer Authority Guaranteed,
                                           6.75%, 5/01/22                       2,142,066

NR       A                  1,950          McKeesport Area School
                                           District, 5.00%, 4/1/13              1,741,194
                                                                              -----------
                                                                              $23,752,671
                                                                              -----------
                                           HOSPITALS - 22.6%

NR       AAA              $ 2,470          Allegheny County, IDA, Presby-
                                           terian Medical Center, 6.75%,
                                           2/1/26                             $ 2,548,842

NR       A-                 4,000          Butler County IDA, Sherwood
                                           Oaks, 5.75%, 6/1/16                  3,588,520

NR       AA-               12,000          Chester County, HEFA, (Main
                                           Line Health System), 5.50%,
                                           5/15/15                             11,139,000


--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

RATINGS (UNAUDITED)     PRINCIPAL
                           AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)          SECURITY                                VALUE
----------------------------------------------------------------------------------------
                                             HOSPITALS - continued

Baa      BBB                2,000            Dauphin County Hospital
                                             Authority, Community General
                                             Osteopathic Hospital, 7.375%,
                                             6/1/16                             2,085,880

NR       A-                10,250            Delaware County, Riddle
                                             Memorial Hospital, 6.50%,
                                             1/1/22                             9,813,863

NR       NR                 4,755            Hazelton Luzerne County,
                                             Saint Joseph Medical Center,
                                             8.375%, 7/1/12                     4,892,895

Baa1     NR                 2,670            Indiana County Hospital
                                             Authority, Indiana Hospital,
                                             7.125%, 7/1/23                     2,689,838

NR       BBB+               3,500            Lebanon County, Good
                                             Samaritan Hospital, 6.00%,
                                             11/15/18                           3,148,285

Baa1     A                  3,250            Lehigh County, Muhlenberg
                                             Hospital, 6.60%, 7/15/22           3,233,620

NR       BBB-               5,405            McKean County Hospital
                                             Authority, Bradford Hospital,
                                             6.10%, 10/1/20                     4,591,115

NR       BBB+               2,615            Montgomery County, Potts-
                                             town Medical Center, 6.875%,
                                             11/15/20                           2,597,558

A1       A+                   500            PA Hospital and Higher
                                             Education Facility Authority,
                                             Allegheny General Hospital,
                                             7.25%, 9/1/17                        536,535

A        BBB+               8,500            PA Hospital and Higher
                                             Education Facility Authority,
                                             Albert Einstein Medical Center,
                                             7.625%, 4/1/11                     9,054,965

Baa1     BBB+              12,800            PA Hospital and Higher
                                             Education Facility Authority,
                                             Graduate Health System,
                                             6.625%, 7/01/21                   12,228,480

Aa       AA                 4,500            PA Hospital and Higher
                                             Education Facility Authority,
                                             Children's Hospital, 5.50%,
                                             2/15/22                            4,125,060

Baa1     A-                10,515            PA Hospital and Higher
                                             Education Facility Authority,
                                             Temple University Hospital,
                                             6.625%, 11/15/23                  10,517,418

Aa       AA                10,200            PA Hospital and Higher
                                             Education Facility Authority,
                                             Children's Hospital, 5.00%,
                                             2/15/21                            8,745,276

Aa       NR                 4,750            Pottsville, Hospital Authority,
                                             Daughters of Charity, 5.00%,
                                             8/15/12                            4,238,093


Baa      NR                 4,115            Somerset County, Hospital
                                             Authority, Somerset County,
                                             Somerset Community Hospital
                                             Project, 6.750%, 3/1/11            3,950,359

A        NR                 7,000            Washington County, Hospital
                                             Authority, Monongahela Valley
                                             Hospital, 6.75%, 12/1/08           7,324,310
                                                                             ------------
                                                                             $111,049,912
                                                                             ------------

                                             HOUSING -12.3%

NR       AAA              $ 1,000            Bucks County, Mortgage
                                             Revenue Bonds, Warminster
                                             Heights Project, Section 8-A,
                                             6.80%, 8/1/12                   $  1,029,520

NR       NR                 2,680            Chester County, IDA, 8.05%,
                                             1/1/24                             2,688,120

A1       A+                 3,000            Pennsylvania HFA MF, 7.60%,
                                             7/1/13                             3,210,330

Aaa      NR                 3,000            Philadelphia Redevelopment
                                             Authority, MF, 6.95%,
                                             5/15/24                            3,102,450

Aaa      NR                 2,175            Allegheny County Residential
                                             Finance Authority, SMFR,
                                             (GNMA), 7.15%, 6/1/17              2,212,410

Aa       AA                 5,700            Pennsylvania HFA SFMR,
                                             (AMT), 6.75%, 4/1/16               5,816,451

Aa       AA                 3,730            Pennsylvania HFA SFMR,
                                             6.90%, 4/1/17                      3,834,627

Aa       AA                 4,000            Pennsylvania HFA SFMR,
                                             6.85%, 4/1/16                      4,099,080

Aa       AA                   300            Pennsylvania HFA SFMR,
                                             7.40%, 10/1/09                       313,026

Aa       AA                   770            Pennsylvania HFA SFMR,
                                             7.20%, 10/1/11                       809,124

Aa       AA                   695            Pennsylvania HFA SFMR,
                                             7.375%, 10/1/16                      720,048

Aa       AA                 1,000            Pennsylvania HFA SFMR,
                                             (AMT), Variable, 10/1/23(1)        1,059,990

Aa       AA                 5,500            Pennsylvania HFA SFMR,
                                             (AMT), 6.85%, 4/1/25               5,637,280

Aa       AA                 8,350            Pennsylvania HFA SFMR,
                                             (AMT), 7.50%, 10/1/25              8,868,034

Aa       AA                10,000            Pennsylvania HFA SFMR,
                                             (AMT), 6.65%, 10/01/21            10,177,400

A1       A                  4,235            Urban Redevelopment Authority
                                             of Pittsburgh Mortgage Revenue
                                             Bonds, (AMT), 7.10%,
                                             4/1/24                             4,259,563

A1       A                    265            Urban Redevelopment Authority
                                             of Pittsburgh, 7.45%, 4/1/10         278,663

A1       A                  1,000            Urban Redevelopment Authority
                                             of Pittsburgh Mortgage Revenue
                                             Bonds, 7.125%, 4/1/15              1,040,790


--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

RATINGS (UNAUDITED)     PRINCIPAL
                           AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)          SECURITY                                VALUE
----------------------------------------------------------------------------------------
                                             HOUSING - continued

A1       A                  1,055            Urban Redevelopment Authority
                                             of Pittsburgh Mortgage Revenue
                                             Bonds, (AMT), 7.40%,
                                             4/1/24                             1,096,630
                                                                              -----------
                                                                              $60,253,536
                                                                              -----------

                                             INDUSTRIAL DEVELOPMENT
                                             AUTHORITY - 8.7%

A3       A                $ 6,950            Butler County IDA, Witco
                                             Corporation Project, 5.85%,
                                             12/1/23                          $ 6,573,449

NR       BBB                1,005            Clearfield County IDA,
                                             Kmart Corporation, 6.80%,
                                             5/15/07                            1,030,095

NR       A+                 4,000            Franklin County IDA,
                                             Corning Incorporated, 6.25%,
                                             8/1/05                             4,206,280

NR       AAA                8,750            Mercer County IDA, Hillcrest
                                             Nursing Center, 0%,
                                             1/15/13                            2,475,375

A2       A                 12,000            New Morgan IDA, New
                                             Morgan Landfill, (AMT),
                                             6.50%, 4/1/19                     12,155,040

Baa2     BBB-               5,000            Pennsylvania, IDA, Macmil-
                                             liam Project, (AMT), 7.60%,
                                             12/1/20                            5,385,950

Baa1     BBB+               4,450            Pennsylvania, IDA, Sun
                                             Company Project, (AMT),
                                             7.60%, 12/1/24                     4,807,868

A2       A                  6,025            Washington County IDA, West
                                             Penn Power, 6.05%, 4/1/14          5,964,630
                                                                              -----------
                                                                              $42,598,687
                                                                              -----------

                                             INSURED AIRPORTS - 1.2%

Aaa      AAA              $ 6,000            Philadelphia Airport, (AMBAC),
                                             (AMT), 6.00%, 6/15/15            $ 5,903,760
                                                                              -----------
                                             INSURED EDUCATION - 1.1%

Aaa      AAA              $ 2,500            Pennsylvania Higher Education
                                             Assistance Agency Student Loan
                                             Revenue Bonds, (AMBAC),
                                             (AMT), 7.15%, 9/1/21             $ 2,639,200

Aaa      AAA                1,500            Pennsylvania Higher Education
                                             Assistance Agency Student
                                             Loan Revenue Bonds, (AMBAC),
                                             (AMT), Variable, 3/1/22 (1)        1,441,965

Aaa      AAA                  700            Pennsylvania Higher Education
                                             Assistance Agency Student Loan
                                             Revenue Bonds, (AMBAC),
                                             (AMT), Variable, 9/1/26(1)           744,744

Aaa      AAA                  800            Pennsylvania Higher Education
                                             Assistance Agency Student Loan
                                             Revenue Bonds, (AMBAC),
                                             (AMT), 6.40%, 3/1/22                 808,712
                                                                              -----------
                                                                              $ 5,634,621
                                                                              -----------
                                             INSURED GENERAL
                                             OBLIGATION - 3.0%

Aaa      AAA              $ 1,750            Deer Lakes School District,
                                             (MBIA), 6.45%, 1/15/19           $ 1,792,210

Aaa      AAA                2,170            Elizabeth Forward School
                                             District, (MBIA), 0%,
                                              9/1/20                              454,701

Aaa      AAA                2,170            Elizabeth Forward School
                                             District, (MBIA), 0%, 9/1/21         427,230

Aaa      AAA                2,170            Elizabeth Forward School
                                             District, (MBIA), 0%, 9/1/22         401,407

Aaa      AAA                2,170            Elizabeth Forward School
                                             District, (MBIA), 0%, 9/1/23         377,168

Aaa      AAA                4,345            Elizabeth Forward School
                                             District, (MBIA), 0%, 9/1/24         709,582

Aaa      AAA                1,460            Haverford School District,,
                                             (FGIC), 6.125%, 6/1/14             1,477,199

Aaa      AAA                4,500            Keystone Oaks School District,
                                             (AMBAC), Variable,
                                             9/1/16 (1)                         4,348,170

Aaa      AAA                1,430            Mars Area School District,
                                             (MBIA), 0%, 3/1/14                   474,245

Aaa      AAA                  655            Rochester Area School District,
                                             (AMBAC), 0%, 5/1/10                  278,703

Aaa      AAA                2,795            Venango County, (AMBAC),
                                             6.30%, 12/1/19                     2,850,453

Aaa      AAA                1,000            West Allegheny County School
                                             District, (AMBAC), 6.60%,
                                             2/1/09                             1,034,210
                                                                              -----------
                                                                              $14,625,278
                                                                              -----------
                                             INSURED HOSPITAL - 7.1%

Aaa      AAA              $ 1,170            Allegheny County, Children's
                                             Hospital of Pittsburgh, (MBIA),
                                             6.75%, 7/1/08                    $ 1,234,175

Aaa      AAA                3,750            Allegheny County, Magee-
                                             Womens Hospital, (FGIC), 0%,
                                             10/1/15                            1,114,425

Aaa      AAA                1,400            Armstrong County Saint Francis
                                             Health Care, (AMBAC), 6.25%,
                                             6/1/13                             1,430,296

Aaa      AAA                2,500            Armstrong County Saint Francis
                                             Health Care, (AMBAC), 6.00%,
                                             8/15/08                            2,557,425

Aaa      AAA                4,400            Bucks County, IDA, Grand View

                                             Hospital, (AMBAC), 5.25%,
                                             7/1/21                             3,889,864


--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

RATINGS (UNAUDITED)  PRINCIPAL
-------------------     AMOUNT
           STANDARD       (000
MOODY'S    & POOR'S   OMITTED)   SECURITY                                  VALUE
--------------------------------------------------------------------------------
                                 INSURED HOSPITAL - continued
Aaa           AAA         775    Carbon County, Gnaden Memorial
                                 Hospital, (AMBAC), 7.00%,
                                 11/15/14                                825,243
Aaa           AAA         750    Erie County Hospital Authority,
                                 Harlot Medical Center,
                                 (AMBAC), 7.10%, 2/15/10                 811,313
Aaa           AAA         230    Lehigh County Health East,
                                 Incorporated, (MBIA), 7.00%,
                                 7/1/15                                  244,801

Aaa           AAA       5,000    Lehigh County, St. Luke's
                                 Hospital, (AMBAC), 6.25%,
                                 7/1/22                                5,091,850

Aaa           AAA       1,000    Montgomery County, Abington
                                 Memorial Hospital, (AMBAC),
                                 Variable, 6/1/11(1)                   1,111,250

Aaa           AAA       5,000    Philadelphia Hospital and Higher
                                 Education, Pennsylvania Hospital,
                                 (FGIC), Variable, 2/15/12 (1)         4,368,500
Aaa           AAA       3,500    Sayre Health Care Facilities
                                 Authority, Guthrie Healthcare
                                 System, (AMBAC), 6.00%,
                                 3/1/21                                3,490,690

Aaa           AAA       1,500    Scranton-Lackawanna, Mercy
                                 Health Systems, (MBIA),
                                 6.90%, 1/1/23                         1,577,370

Aaa           AAA       7,500    Washington County, Shadyside
                                 Hospital, (AMBAC), 5.75%,
                                 12/15/14                              7,277,924
                                                                    ------------
                                                                    $ 35,025,126
                                                                    ------------

                                 INSURED LEASE - 4.1%
Aaa           AAA      $4,595    Harrisburg Authority, Dauphin
                                 County, Lease Revenue, (CGIC),
                                 6.25%, 6/1/10                      $  4,904,335
Aaa           AAA       3,000    Northumberland County,
                                 Lease Revenue, (MBIA), 0%,
                                 10/15/12                              1,109,040

Aaa           AAA       5,600    Philadelphia Muni Authority
                                 Lease Revenue, (FGIC),
                                 5.625%, 11/15/18                      5,317,592

Aaa           AAA      10,000    Commonwealth of Pennsylvania,
                                 Lease Revenue, (AMBAC),
                                 5.00%, 7/1/15                         8,751,600
                                                                    ------------
                                                                    $ 20,082,567
                                                                    ------------

                                 INSURED UTILITIES - 3.9%
Aaa           AAA      $4,000    Beaver County IDA, Ohio
                                 Edison Company, (FGIC),
                                 7.00%, 6/1/21                      $  4,270,880

Aaa           AAA      10,000    Beaver County IDA, Ohio
                                 Edison Company, (FGIC),
                                 7.05%, 10/1/20                       10,708,500

Aaa           AAA       3,800    Puerto Rico Electric Power
                                 Authority, (FSA), Variable,
                                 7/1/02 (1)                            4,116,578
                                                                    ------------
                                                                    $ 19,095,958
                                                                    ------------

                                 INSURED WATER & SEWER - 6.2%
Aaa           AAA      $2,750    Allegheny County, Sewer
                                 Revenue, (FGIC), 0%,
                                 12/1/08                            $  1,296,845

Aaa           AAA       9,000    Bethlehem Authority, Northampton
                                 and Lehigh Counties, Water
                                 Revenue Bonds, (MBIA),
                                  4.875%,11/15/14                      7,805,070

Aaa           AAA       2,500    City of Philadelphia, Water
                                 and Wastewater, (FGIC),
                                 Variable, 6/15/12(1)                  2,350,000

Aaa           AAA       9,000    City of Philadelphia, Water
                                 and Wastewater, (CGIC),
                                 5.50%, 6/15/15                        8,441,280

Aaa           AAA       2,460    City of Philadelphia, Water
                                 and Wastewater, (CGIC), 5.00%,
                                 6/15/16                               2,145,440
Aaa           AAA       8,920    City of Philadelphia, Water and
                                 Wastewater, (MBIA), 5.60%,
                                 8/1/18                                8,435,555
                                                                    ------------
                                                                    $ 30,474,190
                                                                    ------------

                                 MISCELLANEOUS - 3.8%
NR            AA         $870    Pennsylvania Infrastructure
                                 Investment Authority, Pennvest,
                                 6.80%, 9/1/10                      $    922,487

NR            A        16,950    Pennsylvania Finance Authority,
                                 Beaver County, 6.60%,
                                 11/1/09                              17,744,277
                                                                    ------------
                                                                    $ 18,666,764
                                                                    ------------

                                 NURSING HOMES - 1.3%
NR            NR       $3,500    Montgomery County IDA,
                                 Geriatric Health Care Institute,
                                 8.375%, 7/1/23                     $  3,493,910
NR            NR        1,460    Westmoreland County IDA,
                                 Highland Health System,
                                 9.25%, 6/1/22                         1,517,860

NR            NR        1,190    Philadelphia Hospital and
                                 Higher Education Facilities
                                 Authority, Philadelphia
                                 Protestant, 8.625%, 7/1/21            1,200,995
                                                                    ------------
                                                                    $  6,212,765
                                                                    ------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

RATINGS (UNAUDITED)  PRINCIPAL
-------------------     AMOUNT
           STANDARD       (000
MOODY'S    & POOR'S   OMITTED)   SECURITY                                  VALUE
--------------------------------------------------------------------------------
                                 SPECIAL TAX REVENUE - 0.1%
Baa1          BBB+       $500    Puerto Rico Special Tax
                                 Revenue, 7.50%, 7/1/09             $    535,485
                                                                    ------------

                                 TRANSPORTATION - 0.3%
Baa1          A        $1,500    Puerto Rico Commonwealth
                                 Highway, 5.50%, 7/1/13             $  1,415,115
                                                                    ------------

                                 UTILITIES - 2.2%
Baa3          BB+        $500    Beaver County, IDA, Ohio
                                 Edison Company, 7.75%,
                                 9/1/24                             $    524,550

Baa1          BBB+      3,250    Delaware County, IDA,
                                 Philadelphia Electric Company,
                                 7.375%, 4/1/21                        3,462,745
Baa1          BBB+      4,070    Montgomery County, IDA,
                                 Philadelphia Electric Company,
                                 (AMT), 7.60%, 4/1/21                  4,337,358

Baa1          A-        3,370    Puerto Rico Electric Power
                                 Authority Power Revenue,
                                 0%, 7/1/17                              863,866

NR            NR        1,500    Virgin Islands Water and
                                 Power Authority, 7.40%,
                                 7/1/11                                1,562,595
                                                                    ------------
                                                                    $ 10,751,114
                                                                    ------------

                                 WATER & SEWER
                                 REVENUE - 0.2%
Baa1          A        $1,000    Puerto Rico Aqueduct and
                                 Sewer Authority, 7.90%,
                                 7/1/07                             $  1,109,020
                                                                    ------------
TOTAL TAX-EXEMPT INVESTMENTS
(IDENTIFIED COST, $477,086,127)                                     $491,067,330
                                                                    ============

(1) The above designated securities have been issued as inverse floater bonds.

The Portfolio primarily invests in debt securities issued by Pennsylvania municipalities. The ability of the issuers of debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1995, 30.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.8% to 12.5% of total investments.

                        See notes to financial statements

                               TAX FREE PORTFOLIOS
                              FINANCIAL STATEMENTS
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                  July 31, 1995
--------------------------------------------------------------------------------

                                                                   CONNECTICUT       NEW JERSEY        PENNSYLVANIA
                                                                    PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                   -----------       -----------       ------------
ASSETS:
   Investments -

      Identified cost                                             $192,808,845       $389,842,758      $477,086,127
      Unrealized appreciation (depreciation)                        (1,554,336)        13,642,657        13,981,203
                                                                  ------------       ------------      ------------
         Total investments, at value (Note 1A)                    $191,254,509       $403,485,415      $491,067,330
   Cash                                                              1,592,566          1,075,446         4,181,885
   Receivable for investments sold                                           -          3,861,470            30,000
   Interest receivable                                               2,509,768          5,337,412         6,962,611
   Deferred organization expenses (Note 1D)                              6,823             11,270            13,558
                                                                  ------------       ------------      ------------
            Total assets                                          $195,363,666       $413,771,013      $502,255,384
                                                                  ------------       ------------      ------------

LIABILITIES:
   Payable for investments purchased                             $           -       $  2,654,715     $           -
   Payable for daily variation margin on open
      financial futures contracts (Note 1E)                             77,031             66,406                 -
   Payable to affiliates -
      Trustees' fees                                                       919              1,406             1,713
      Custodian fees                                                     3,823              5,883                 -
   Accrued expenses                                                      6,104              4,181             3,367
                                                                  ------------       ------------      ------------
            Total liabilities                                     $     87,877       $  2,732,591      $      5,080
                                                                  ------------       ------------      ------------
NET ASSETS applicable to investors' interest in Portfolio         $195,275,789       $411,038,422      $502,250,304
                                                                  ============       ============      ============

SOURCES OF NET ASSETS:
   Net proceeds from capital contributions and withdrawals        $196,718,666       $397,350,461      $488,269,101
   Unrealized appreciation (depreciation) of investments and
      financial futures contracts (computed
      on the basis of identified cost)                              (1,442,877)        13,687,961        13,981,203
                                                                  ------------       ------------      ------------
            Total                                                 $195,275,789       $411,038,422      $502,250,304
                                                                  ============       ============      ============


                        See notes to financial statements

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                            Year Ended July 31, 1995
--------------------------------------------------------------------------------

                                                                 CONNECTICUT       NEW JERSEY         PENNSYLVANIA
                                                                  PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                                 -----------       -----------        ------------
INVESTMENT INCOME (NOTE 1B):
   Interest income                                               $12,024,017       $ 26,778,322       $ 33,140,571
                                                                 -----------       ------------       ------------
Expenses -
      Investment adviser fee (Note 2)                            $   835,605       $  1,944,340       $  2,416,419
      Compensation of Trustees not members of the
         Investment Adviser's organization (Note 2)                   17,185             14,740             20,013
      Custodian fees (Note 2)                                         48,135             91,170                  -
      Interest expense (Note 5)                                       55,056             38,870             11,820
      Legal and accounting services                                   27,771             35,317             38,577
      Bond Pricing                                                    15,577             18,054             15,974
      Amortization of organization expenses (Note 1D)                  2,620              4,464              5,278
      Printing and postage                                               552                  -                  -
      Registration costs                                                 125                125                125
      Miscellaneous                                                   15,780              8,434              8,815
                                                                 -----------       ------------       ------------
         Total expenses                                          $ 1,018,406       $  2,155,514       $  2,517,021
                                                                 -----------       ------------       ------------
               Net investment income                             $11,005,611       $ 24,622,808       $ 30,623,550
                                                                 -----------       ------------       ------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss -
      Investment transactions (identified cost basis)            $(2,556,284)      $(13,015,045)      $(13,832,451)
      Financial futures contracts                                 (2,778,750)        (4,759,465)        (6,462,533)
                                                                 -----------       ------------       ------------
               Net realized loss on investments                  $(5,335,034)      $(17,774,510)      $(20,294,984)
                                                                 -----------       ------------       ------------

   Change in unrealized appreciation -
      Investments                                                $ 3,995,907       $ 15,570,319       $ 16,678,284
      Financial futures contracts                                    537,717          1,061,635          2,323,941
                                                                 -----------       ------------       ------------
         Net unrealized appreciation of investments              $ 4,533,624       $ 16,631,954       $ 19,002,225
                                                                 -----------       ------------       ------------
            Net realized and unrealized loss on investments      $  (801,410)      $ (1,142,556)      $ (1,292,759)
                                                                 -----------       ------------       ------------
               Net increase in net assets from operations        $10,204,201       $ 23,480,252       $ 29,330,791
                                                                 ===========       ============       ============


                        See notes to financial statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                            Year Ended July 31, 1995
--------------------------------------------------------------------------------

                                                                          CONNECTICUT       NEW JERSEY         PENNSYLVANIA
                                                                           PORTFOLIO         PORTFOLIO           PORTFOLIO
                                                                          -----------       -----------        ------------
INCREASE (DECREASE) IN NET ASSETS:
   From operations -
      Net investment income                                              $ 11,005,611       $ 24,622,808       $  30,623,550
      Net realized loss on investment transactions                         (5,335,034)       (17,774,510)        (20,294,984)
      Change in unrealized appreciation of investments                      4,533,624         16,631,954          19,002,225
                                                                         ------------       ------------       -------------
         Net increase in net assets from operations                      $ 10,204,201       $ 23,480,252       $  29,330,791
                                                                         ------------       ------------       -------------
   Capital transactions -
      Contributions                                                      $ 25,911,862       $ 43,487,001       $  38,709,755
      Withdrawals                                                         (32,878,239)       (79,782,847)       (102,576,381)
                                                                         ------------       ------------       -------------
         Decrease in net assets resulting from capital transactions      $ (6,966,377)      $(36,295,846)      $ (63,866,626)
                                                                         ------------       ------------       -------------
            Total increase (decrease) in net assets                      $  3,237,824       $(12,815,594)      $ (34,535,835)
NET ASSETS:
   At beginning of year                                                   192,037,965        423,854,016         536,786,139
                                                                         ------------       ------------       -------------
   At end of year                                                        $195,275,789       $411,038,422       $ 502,250,304
                                                                         ============       ============       =============


                        See notes to financial statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                            Year Ended July 31, 1994*
--------------------------------------------------------------------------------

                                                                          CONNECTICUT       NEW JERSEY         PENNSYLVANIA
                                                                           PORTFOLIO         PORTFOLIO           PORTFOLIO
                                                                          -----------       -----------        ------------
INCREASE (DECREASE) IN NET ASSETS:
   From operations -
      Net investment income                                              $  8,098,918       $ 19,598,942       $ 25,052,308
      Net realized gain (loss) on investment transactions                     610,531          1,931,832         (1,606,336)
      Change in unrealized depreciation of investments                    (15,885,963)       (34,629,145)       (41,094,537)
                                                                         ------------       ------------       ------------
         Net decrease in net assets from operations                      $ (7,176,514)      $(13,098,371)      $(17,648,565)
                                                                         ------------       ------------       ------------
   Capital transactions -
      Contributions                                                      $ 55,286,988       $ 95,610,275       $113,666,177
      Withdrawals                                                         (15,920,869)       (52,334,675)       (56,232,111)
                                                                         ------------       ------------       ------------
         Increase in net assets resulting from capital transactions      $ 39,366,119       $ 43,275,600       $ 57,434,066
                                                                         ------------       ------------       ------------
            Total increase in net assets                                 $ 32,189,605       $ 30,177,229       $ 39,785,501

Net Assets:

   At beginning of period                                                 159,848,360        393,676,787        497,000,638
                                                                         ------------       ------------       ------------
   At end of period                                                      $192,037,965       $423,854,016       $536,786,139
                                                                         ============       ============       ============


*  For the ten months ended July 31, 1994 (Note 7).

--------------------------------------------------------------------------------
                         Year Ended September 30, 1993*
--------------------------------------------------------------------------------

                                                                          CONNECTICUT       NEW JERSEY         PENNSYLVANIA
                                                                           PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                                          -----------       -----------        ------------
INCREASE (DECREASE) IN NET ASSETS:
   From operations -
      Net investment income                                              $  4,491,010       $ 12,599,045       $ 16,036,467
      Net realized gain (loss) on investment transactions                    (369,709)           108,306          2,426,891
      Change in unrealized appreciation of investments                      8,422,527         20,473,018         21,996,791
                                                                         ------------       ------------       ------------
         Net increase in net assets from operations                      $ 12,543,828       $ 33,180,369       $ 40,460,149
                                                                         ------------       ------------       ------------
   Capital transactions -
      Contributions                                                      $187,818,789       $409,889,770       $536,041,409
      Withdrawals                                                         (40,614,277)       (49,493,372)       (79,600,940)
                                                                         ------------       ------------       ------------
         Increase in net assets resulting from capital transactions      $147,204,512       $360,396,398       $456,440,469
                                                                         ------------       ------------       ------------
            Total increase in net assets                                 $159,748,340       $393,576,767       $496,900,618

NET ASSETS:
   At beginning of period                                                     100,020            100,020            100,020
                                                                         ------------       ------------       ------------
   At end of period                                                      $159,848,360       $393,676,787       $497,000,638
                                                                         ============       ============       ============


* For the period from the start of business, February 1, 1993, to September 30, 1993.

                        See notes to financial statements

                               SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                   CONNECTICUT PORTFOLIO
                                                                                        YEAR ENDED
                                                                 -----------------------------------------------------------
                                                                 JULY 31, 1995        JULY 31, 1994*        SEPT. 30, 1993**
                                                                 ----------------------------------------------------------
RATIOS (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):
    Net expenses                                                      0.53%                0.47%+                  0.46%+
    Net investment income                                             5.77%                5.40%+                  5.45%+
PORTFOLIO TURNOVER                                                      29%                  10%                     10%
NET ASSETS, end of period (000 omitted)                             $195,276              $192,038               $159,848

--------------------------------------------------------------------------------


                                                                                   NEW JERSEY PORTFOLIO
                                                                                        YEAR ENDED
                                                                 -----------------------------------------------------------
                                                                 JULY 31, 1995        JULY 31, 1994*        SEPT. 30, 1993**
                                                                 -----------------------------------------------------------
RATIOS (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):
    Net expenses                                                      0.52%                0.50%+                  0.50%+
    Net investment income                                             5.96%                5.62%+                  5.67%+
PORTFOLIO TURNOVER                                                      54%                  25%                     12%
NET ASSETS, end of period (000 omitted)                             $411,038              $423,854               $393,677

--------------------------------------------------------------------------------

                                                                                  PENNSYLVANIA PORTFOLIO
                                                                                        YEAR ENDED
                                                                 -----------------------------------------------------------
                                                                 JULY 31, 1995        JULY 31, 1994*        SEPT. 30, 1993**
                                                                 -----------------------------------------------------------
RATIOS (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):
    Net expenses                                                      0.49%                0.48%+                  0.50%+
    Net investment income                                             6.02%                5.66%+                  5.71%+
PORTFOLIO TURNOVER                                                      44%                  21%                     17%
NET ASSETS, end of period (000 omitted)                             $502,250              $536,786               $497,001

+  Annualized.

*  For the ten months ended July 31, 1994 (Note 7).

** For the period from the start of business, February 1, 1993, to September 30, 1993.

                        See notes to financial statements

                          NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES

Connecticut Tax Free Portfolio ("Connecticut Portfolio"), New Jersey Tax Free Portfolio ("New Jersey Portfolio") and Pennsylvania Tax Free Portfolio ("Pennsylvania Portfolio"), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS - Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. INCOME TAXES - The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deductions or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

D. DEFERRED ORGANIZATION EXPENSES - Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years beginning on the date each Portfolio commenced operations.

E. FINANCIAL FUTURES CONTRACTS - Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS - The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G. OTHER - Investment transactions are accounted for on a trade date basis.

(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio.

The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities).

For the year ended July 31, 1995 each Portfolio paid advisory fees as follows:

PORTFOLIO                          AMOUNT                 EFFECTIVE RATE*
---------                          ------                 ---------------
Connecticut                      $  835,605                    0.44%
New Jersey                        1,944,340                    0.47%
Pennsylvania                      2,416,419                    0.48%

*  Advisory fees paid as a percentage of average daily net assets.

Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Investors Bank & Trust Company (IBT), an affiliate of EVM and BMR, serves as custodian of the Portfolios. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 1995, no significant amounts have been deferred.

(3) INVESTMENTS

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended July 31, 1995, were as follows:

              CONNECTICUT PORTFOLIO    NEW JERSEY PORTFOLIO    PENNSYLVANIA PORTFOLIO
              ---------------------    --------------------    ----------------------
Purchases          $55,774,738             $219,433,205             $220,102,046
Sales               58,525,219              237,114,073              264,136,096

--------------------------------------------------------------------------------

(4) FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 1995, as computed on a federal income tax basis, are as follows:

                                                   CONNECTICUT       NEW JERSEY       PENNSYLVANIA
                                                    PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                   ------------      ----------       ------------
Aggregate Cost                                     $192,808,845     $389,842,758      $477,086,127
                                                   ------------     ------------      ------------
Gross unrealized appreciation                      $  3,281,263     $ 15,128,046      $ 17,966,732
Gross unrealized depreciation                         4,835,599        1,485,389         3,985,529
                                                   ------------     ------------      ------------
   Net unrealized appreciation (depreciation)      $ (1,554,336)    $ 13,642,657      $ 13,981,203
                                                   ============     ============      ============

--------------------------------------------------------------------------------

(5) LINE OF CREDIT

The Portfolios participate with other Portfolios and Funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Each Portfolio may temporarily borrow up to 5% of its total assets to satisfy redemption requests or settle securities transactions. Interest is charged to each Portfolio or Fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The New Jersey Portfolio and Pennsylvania Portfolio did not have any significant borrowings or allocated fees during the period. For the Connecticut Portfolio, the average daily loan balance for the year ended July 31, 1995 was $1,583,254 and the average interest rate was 7.27%. The maximum borrowings outstanding at any point during the year was $6,997,000.

(6) FINANCIAL INSTRUMENTS

The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 1995 is as follows:

                   FUTURES CONTRACTS                                                NET UNREALIZED
PORTFOLIO           EXPIRATION DATE              CONTRACTS            POSITION       APPRECIATION
---------          -----------------             ---------            --------      --------------
Connecticut              9/95             145  U.S. Treasury Bonds     Short           $111,459

New Jersey               9/95             125  U.S. Treasury Bonds     Short           $ 45,304


At July 31, 1995 the Connecticut and New Jersey Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts. The Pennsylvania Portfolio did not have any open obligations under these financial statements at July 31, 1995.

--------------------------------------------------------------------------------

(7) CHANGE IN FISCAL YEAR

The Portfolios changed their fiscal year end from September 30, to July 31, effective July 31, 1994.

Investment Management

-----------------------------------------------------------------------------

FUNDS      OFFICERS                    INDEPENDENT TRUSTEES

           THOMAS J. FETTER            DONALD R. DWIGHT
           President                   President, Dwight Partners, Inc.
                                       Chairman, Newspaper of New England, Inc.
           JAMES B. HAWKES
           Vice President, Trustee     SAMUEL L. HAYES, III
                                       Jacob H. Schiff Professor of Investment
           ROBERT B. MACINTOSH         Banking, Harvard University Graduate
           Vice President              School of Business Administration

           JAMES L. O'CONNOR           NORTON H. REAMER
           Treasurer                   President and Director, United Asset
                                       Management Corporation
           THOMAS OTIS
           Secretary


-----------------------------------------------------------------------------

PORTFOLIOS OFFICERS                    INDEPENDENT TRUSTEES

           THOMAS J. FETTER            DONALD R. DWIGHT
           President and Portfolio     President, Dwight Partners, Inc.
                                       Chairman, Newspaper of New England, Inc.
           JAMES B. HAWKES
           Vice President, Trustee     SAMUEL L. HAYES, III
                                       Jacob H. Schiff Professor of Investment
           ROBERT B. MACINTOSH         Banking, Harvard University Graduate
           Vice President and          School of Business Administration
           Portfolio Manager of
           New Jersey Tax Free         NORTON H. REAMER
           Portfolio                   President and Director, United Asset
                                       Management Corporation
           DAVID C. REILLY
           Portfolio Manager of        JOHN L. THORNDIKE
           Pennsylvania Tax Free       Director, Fiduciary Trust Company
           Portfolio
                                       JACK L. TREYNOR
           NICOLE ANDERES              Investment Adviser and Consultant
           Portfolio Manager of
           Connecticut Tax Free
           Portfolio

           JAMES L. O'CONNOR
           Treasurer

           THOMAS OTIS
           Secretary